Chartered-in Vessels - Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended			21 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Sep. 30, 2020
Operating Leased Assets [Line Items]
Ownership percentage (in percentage)	100.00%
Time-charter hire expenses	$ 23,487	$ 23,564	$ 19,994
2022	$ 11,050
Schedule of Operating Leases
As at December 31, 2021, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i)	Sublease Payments (i) (ii)
2022	$21,242	$23,934
2023	$21,242	$23,934
2024	$21,242	$23,934
2025	$21,242	$23,934
2026	$21,242	$23,934
Thereafter	$47,885	$53,988
Total	$154,095	$173,658
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2021, the Company had received $356.3 million of aggregate Head Lease receipts and had paid $310.1 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2021, $3.7 million (December 31, 2020 – $3.7 million) and $18.1 million (December 31, 2020 – $21.8 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Time-charter hire expenses	$ 23,487	23,564	19,994
Malt Joint Venture
Operating Leased Assets [Line Items]
Time charter in contract	6 months				2 years
Extension of term of contract				21 months
Weighted average discount rate	4.60%
Schedule of Operating Leases
A maturity analysis of the Company’s operating lease liabilities from its time-charter-in contract with the MALT Joint Venture as at December 31, 2021 is as follows:

	Lease Commitment	Non-Lease Commitment	Total Commitment
Year	$	$	$
Payments:
2022	6,832	4,218	11,050
Less imputed interest	(85)
Carrying value of current portion of operating lease liabilities	6,747

Malt Joint Venture
Operating Leased Assets [Line Items]
Ownership percentage (in percentage)	52.00%
Lease Component
Operating Leased Assets [Line Items]
Less imputed interest	$ (85)
Operating lease, liability	6,747
Time-charter hire expenses	14,500	14,600	12,400
2022	6,832
Time-charter hire expenses	14,500	14,600	12,400
Non Lease Component
Operating Leased Assets [Line Items]
Time-charter hire expenses	9,000	9,000	7,600
2022	4,218
Time-charter hire expenses	$ 9,000	$ 9,000	$ 7,600